Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) yr h	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Change in plan assets and reconciliation of funded status [Roll Forward]
Company contributions	$ 0	$ 0
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement | yr	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 33,504	30,824
Service cost	0	37	$ 42
Interest cost	856	1,076	1,244
Benefit payments and expected expenses	(2,142)	(1,956)
Net actuarial (gain) loss	(1,313)	3,523
Projected benefit obligation at end of year	30,905	33,504	30,824
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	56,237	51,264
Actual gain on plan assets	8,952	6,953
Benefit payments and actual expenses	(2,123)	(1,980)
Fair value of plan assets at end of year	63,066	56,237	51,264
Funded status at end of year	32,161	22,733
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Service cost	75	73	65
Interest cost	190	203	239
Net actuarial (gain) loss	(389)	315
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	29,126	26,358
Actual gain on plan assets	4,243	2,793
Company contributions	55	91
Benefits paid and actual expenses	(80)	(116)
Fair value of plan assets at end of year	33,344	29,126	$ 26,358
Funded status at end of year	$ 26,328	$ 22,517